UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Annual Report

April 30, 2021

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Healthcare Technology and Innovation ETF (“HTEC” or the “Fund”). The following information pertains to the fiscal period of May 1, 2020 through April 30, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”). The Index provides investors with unique, global exposure to companies leading the healthcare technology revolution across diagnostics, robotics, genomics, precision and regenerative medicine, lab automation, instruments, data analytics and telehealth.

The Fund had positive performance during the fiscal year ending on April 30, 2021. The market price for HTEC increased 68.77% and the NAV increased 68.75%, while the MSCI ACWI NTR USD Index, a broad market index, increased 45.75% over the same period. The Fund’s Index returned 68.77%.

For the year, the largest positive contributor to return was Intellia Therapeutics, Inc. (NTLA US), adding 3.11% to the return of the Fund, gaining 365.70% with an average weighting of 0.77%. The second largest contributor to return was Livongo Health, Inc. (LVGO US), adding 2.87% to the return of the Fund, gaining 226.19% with an average weighting of 0.68%. The third largest contributor to return was STAAR Surgical Company (STAA US), adding 2.73% to the return of the Fund, gaining 257.54%with an average weighting of 1.58%.

For the year, the largest negative contributor to return was Editas Medicine, Inc. (EDIT US), detracting 0.65% from the return of the Fund, gaining 60.08% with an average weighting of 1.24%. The security contributing second-most negatively was iRhythm Technologies, Inc. (IRTC US), detracting 0.59% from the return of the Fund, and declining 26.30% with an average weighting of 1.09%. The third largest negative contributor to return was Ping An Healthcare and Technology Company Limited (1833 HK), detracting 0.29% from the return of the Fund, and declining 15.43% with an average weight of 1.43%.

The fund began trading on June 25, 2019, with outstanding shares ended the period at 4,700,001 as of April 30, 2021.

Thank you for your investment in HTEC.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 49 country indices comprising 23 developed markets and 26 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2021
	1 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Healthcare and Innovation ETF	68.75%	68.77%	41.87%	41.94%
ROBO Global® Healthcare and Innovation TR Index	68.77%	68.77%	42.85%	42.85%
S&P 500 Index	45.98%	45.98%	23.00%	23.00%
MSCI ACWI Index	45.75%	45.75%	19.14%	19.14%

*Fund commenced operations on June 24, 2019.

‡Unaudited

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the fiscal period of May 1, 2020 through April 30, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Robotics and Automation Index (the “Index”). The Index provides investors with a comprehensive, transparent, and diversified benchmark that represents the global value chain of robotics, automation, and enabling technologies.

The Fund had positive performance during the fiscal year ending on April 30, 2021. The market price for ROBO increased 66.97% and the NAV increased 66.21%, while the MSCI ACWI NTR USD Index, a broad market index, increased 45.75% over the same period. The Fund’s Index increased 67.51%.

For the year, the largest positive contributor to return was 3D Systems Corporation (DDD US), adding 2.54% to the return of the Fund, gaining 153.71% with an average weighting of 1.46%. The second largest contributor to return was Brooks Automation, Inc. (BRKS US), adding 2.19% to the return of the Fund, gaining 165.13% with an average weighting of 1.66%. The third largest contributor to return was NVIDIA Corporation (NVDA US), adding 1.66% to the return of the Fund, gaining 105.69% with an average weighting of 1.59%.

For the year, the largest negative contributor to return was iRhythm Technologies, Inc. (IRTC US), detracting 0.81% from the return of the Fund, declining 45.38% with an average weighting of 0.12%. The security contributing second-most negatively was Luminar Technologies, Inc. (LAZR US), detracting 0.66% from the return of the Fund, and declining 35.28% with an average weighting of 0.30%. The third largest negative contributor to return was Hollysys Automation Technologies Ltd. (HOLI US), detracting 0.12% from the return of the Fund, and declining 3.82% with an average weight of 1.23%.

The fund began trading on October 22, 2013, with outstanding shares ended the period at 29,200,000 as of April 30, 2021.

Thank you for your investment in ROBO.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 49 country indices comprising 23 developed markets and 26 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2021
	1 Year		3 Year		5 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Robotics & Automation Index ETF	66.21%	66.97%	17.30%	17.50%	21.02%	21.46%	13.71%	13.73%
ROBO Global® Robotics & Automation Index	67.51%	67.51%	17.94%	17.94%	21.86%	21.86%	14.86%	14.86%
S&P 500 Index	45.98%	45.98%	18.67%	18.67%	17.42%	17.42%	14.57%	14.57%
MSCI ACWI Index	45.75%	45.75%	13.32%	13.32%	13.85%	13.85%	9.96%	9.96%

*Fund commenced operations on October 21, 2013.

‡Unaudited

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Artificial Intelligence ETF (“THNQ” or the “Fund”). The following information pertains to the fiscal period of May 11, 2020 through April 30, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Artificial Intelligence Index (the “Index”). The Index provides investors with unique, global exposure to companies leading the healthcare technology revolution across diagnostics, robotics, genomics, precision and regenerative medicine, lab automation, instruments, data analytics and telehealth.

The Fund had positive performance during the fiscal period ending on April 30, 2021. The market price for THNQ increased 66.07% and the NAV increased 65.55%, while the MSCI ACWI NTR USD Index, a broad market index, increased 45.34% over the same period. The Fund’s Index returned 66.50%.

For the period, the largest positive contributor to return was Tesla (TSLA US), adding 3.35% to the return of the Fund, gaining 337.23% with an average weighting of 1.56%. The second largest contributor to return was Cloudflare, Inc. (NET US) to the return of the Fund, 3.20% with an average weighting of 1.82%. The third largest contributor to return was Intellia Therapeutics, Inc. (NTLA US) adding 2.81% to the return of the Fund, gaining 338.61% with an average weighting of 1.08%.

For the period, the largest negative contributor to return was Alteryx, Inc. (AYX US) detracting 0.71% from the return of the Fund, declining 36.33% with an average weighting of 1.57%. The security contributing second-most negatively was Cedar Realty Trust Inc. (CDR PW) detracting 0.68% from the return of the Fund, and declining 54.32% with an average weighting of 0.45%. The third largest negative contributor to return was Appen Ltd. (APX AU) detracting 0.44% from the return of the Fund, and declining 36.86% with an average weight of 1.35.

The fund began trading on May 11, 2020, with outstanding shares ended the period at 900,000 as of April 30, 2021.

Thank you for your investment in THNQ.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of Artificial Intelligence-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 49 country indices comprising 23 developed markets and 26 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2021
	Cummalative Inception to Date*
	Net Asset Value	Market Price
ROBO Global® Artifical Intelligence ETF	65.55%	66.07%
ROBO Global® Artifical Intelligence TR Index	66.50%	66.50%
S&P 500 Index	45.01%	45.01%
MSCI ACWI Index	45.34%	45.34%

*Fund commenced operations on May 8, 2020.

‡Unaudited

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Australia — 1.1%
Health Care — 1.1%
CSL	11,941	$2,501,137
Total Australia		2,501,137
Belgium — 0.7%
Information Technology — 0.7%
Materialise ADR*	52,086	1,558,413
Total Belgium		1,558,413
China — 1.2%
Health Care — 1.2%
Ping An Healthcare and Technology*(A)	226,200	2,650,264
Total China		2,650,264
Denmark — 1.0%
Health Care — 1.0%
GN Store Nord	24,239	2,190,972
Total Denmark		2,190,972
France — 2.7%
Health Care — 2.7%
Cellectis ADR*	166,778	3,103,738
Eurofins Scientific	26,671	2,643,983
Total Health Care		5,747,721
Total France		5,747,721
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers(A)	53,777	3,073,711
Total Germany		3,073,711
Italy — 1.2%
Health Care — 1.2%
DiaSorin	15,094	2,566,543
Total Italy		2,566,543
Japan — 0.7%
Health Care — 0.7%
Terumo	41,500	1,568,803
Total Japan		1,568,803
Description	Shares	Fair Value
Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	48,040	$2,711,105
Total Netherlands		2,711,105
Spain — 1.1%
Health Care — 1.1%
Grifols	89,517	2,430,009
Total Spain		2,430,009
Switzerland — 4.0%
Health Care — 4.0%
Lonza Group	4,632	2,949,691
Roche Holding	7,537	2,459,307
Tecan Group	6,866	3,348,497
Total Health Care		8,757,495
Total Switzerland		8,757,495
United Kingdom — 1.9%
Health Care — 1.9%
EMIS Group	106,051	1,800,162
Smith & Nephew PLC	112,882	2,454,534
Total Health Care		4,254,696
Total United Kingdom		4,254,696
United States — 81.6%
Health Care — 77.0%
1Life Healthcare*	66,346	2,886,715
Abbott Laboratories	16,816	2,019,265
ABIOMED*	10,069	3,229,430
Agilent Technologies	20,896	2,792,541
Align Technology*	4,579	2,726,932
Alnylam Pharmaceuticals*	10,577	1,487,549
Arrowhead Pharmaceuticals*	21,979	1,599,192
Avanos Medical*	39,425	1,703,554
Axogen*	149,439	2,797,498
Baxter International	24,677	2,114,572
Becton Dickinson	6,770	1,684,444
BioMarin Pharmaceutical*	26,539	2,067,919
Bio-Rad Laboratories, Cl A*	4,592	2,893,557
Boston Scientific*	76,725	3,345,210
Bristol-Myers Squibb	30,873	1,927,093
Cardiovascular Systems*	71,616	2,887,557
CareDx*	44,191	3,494,181
Catalent*	25,243	2,839,080
Cerus*	286,242	1,746,076
Charles River Laboratories International*	11,075	3,681,884
Codexis*	118,173	2,739,250
CONMED	15,199	2,142,299
CryoLife*	104,265	3,042,453

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2021 (Concluded)

Description	Shares	Fair Value
Danaher	13,546	$3,439,871
DexCom*	8,331	3,216,599
Editas Medicine, Cl A*	72,870	2,696,919
Edwards Lifesciences*	27,285	2,606,263
Exact Sciences*	22,945	3,024,610
Fulgent Genetics*	30,222	2,327,698
Glaukos*	35,374	3,330,816
Globus Medical, Cl A*	25,629	1,839,393
Health Catalyst*	61,723	3,573,762
Hologic*	31,865	2,088,751
Illumina*	7,604	2,987,155
Incyte*	34,770	2,968,663
Insulet*	12,038	3,553,858
Integra LifeSciences Holdings*	45,823	3,394,568
Intuitive Surgical*	4,250	3,676,250
IQVIA Holdings*	14,620	3,431,168
iRhythm Technologies*	20,987	1,634,048
Masimo*	9,683	2,252,944
Medpace Holdings*	15,401	2,613,242
Moderna*	11,475	2,051,960
NanoString Technologies*	36,381	2,898,474
Natera*	14,727	1,620,265
NeoGenomics*	64,531	3,161,374
Nevro*	16,859	2,913,404
Novocure*	11,731	2,394,297
Omnicell*	21,950	3,183,189
Penumbra*	10,911	3,338,657
PerkinElmer	20,174	2,615,156
Quidel*	16,742	1,754,394
Regeneron Pharmaceuticals*	6,046	2,909,940
STAAR Surgical*	31,740	4,348,698
Stryker	9,539	2,505,228
Tabula Rasa HealthCare*	84,416	4,014,824
Tactile Systems Technology*	48,375	2,771,888
Teladoc Health*	7,994	1,377,766
Thermo Fisher Scientific	6,788	3,191,921
Veeva Systems, Cl A*	5,950	1,680,578
Veracyte*	31,923	1,588,169
Vertex Pharmaceuticals*	10,733	2,341,941
Vocera Communications*	67,642	2,446,611
		167,613,563
Description	Shares	Fair Value
Information Technology — 4.6%
3D Systems*	75,378	$1,623,642
Brooks Automation	27,879	2,824,979
Novanta*	13,740	1,809,695
Nuance Communications*	71,242	3,787,938
		10,046,254
Total United States		177,659,817
Total Common Stock (Cost $202,204,312)		217,670,686
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	360,750	360,750
Total Short-Term Investment (Cost $360,750)		360,750
Total Investments — 100.0% (Cost $202,565,062)		$218,031,436

Percentages are based on Net Assets of $218,012,930.

*          Non-income producing security.

(A)       Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of April 30, 2021, the value of these securities amounted to $5,723,975, representing 2.6% of the Net Assets of the Fund.

(B)       Rate shown is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Belgium — 1.2%
Information Technology — 1.2%
Materialise ADR*(A)	753,497	$22,544,630
Total Belgium		22,544,630
Canada — 1.4%
Industrials — 1.4%
ATS Automation Tooling Systems*	1,093,907	26,365,097
Total Canada		26,365,097
China — 2.1%
Industrials — 0.8%
Han’s Laser Technology Industry Group, Cl A	1,011,494	6,278,562
Shenzhen Inovance Technology, Cl A	346,573	4,790,382
Siasun Robot & Automation, Cl A	2,789,754	4,159,952
		15,228,896
Information Technology — 1.3%
Hollysys Automation Technologies	1,348,508	18,285,769
Iflytek	919,795	7,244,372
		25,530,141
Total China		40,759,037
Finland — 1.2%
Industrials — 1.2%
Cargotec, Cl B	388,033	22,524,318
Total Finland		22,524,318
France — 2.2%
Industrials — 0.9%
Schneider Electric(A)	105,240	16,852,082
Information Technology — 1.3%
Dassault Systemes	104,484	24,268,915
Total France		41,120,997
Description	Shares	Fair Value
Germany — 7.0%
Industrials — 5.9%
Duerr(A)	491,692	$20,692,852
GEA Group	664,885	29,222,284
KION Group	171,674	17,140,534
Krones	298,629	26,063,082
Siemens	109,772	18,344,226
		111,462,978
Information Technology — 1.1%
Jenoptik	662,553	20,322,439
Total Germany		131,785,417
Japan — 19.0%
Consumer Discretionary — 1.0%
Toyota Industries	248,100	19,860,711
Industrials — 12.6%
Daifuku	278,217	27,540,441
Daihen	371,109	16,228,910
FANUC	119,828	27,598,645
Fuji Machine Manufacturing	1,040,600	27,713,157
Harmonic Drive Systems	421,639	28,429,435
Mitsubishi Electric	1,004,444	15,456,519
Nabtesco	464,510	20,887,120
Shibaura Machine	487,433	11,630,074
SMC	27,976	16,239,671
THK	649,157	22,122,591
Yaskawa Electric	509,049	23,472,000
		237,318,563
Information Technology — 5.4%
Amano	694,300	18,858,942
Keyence	58,048	27,891,505
Omron	289,458	21,953,312
Optex Group	785,500	11,986,771
Yokogawa Electric	1,173,678	21,303,483
		101,994,013
Total Japan		359,173,287
South Korea — 1.7%
Information Technology — 1.7%
Koh Young Technology	1,289,943	32,238,428
Total South Korea		32,238,428
Sweden — 2.4%
Health Care — 0.8%
Elekta, Cl B	1,194,955	16,011,401
Information Technology — 1.6%
Hexagon, Cl B(A)	313,048	29,891,489
Total Sweden		45,902,890

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2021 (Continued)

Description	Shares	Fair Value
Switzerland — 4.5%
Health Care — 1.6%
Tecan Group	60,635	$29,571,239
Industrials — 2.9%
ABB	753,620	24,499,570
Kardex Holding	144,564	29,862,242
		54,361,812
Total Switzerland		83,933,051
Taiwan — 6.0%
Industrials — 3.1%
Airtac International Group	769,932	32,524,962
Hiwin Technologies	1,668,395	25,384,594
		57,909,556
Information Technology — 2.9%
Advantech	1,571,967	20,034,377
Delta Electronics	1,740,187	18,845,329
Global Unichip	1,044,000	15,043,497
		53,923,203
Total Taiwan		111,832,759
United Kingdom — 3.8%
Consumer Discretionary — 1.1%
Ocado Group*	727,553	21,123,676
Information Technology — 2.7%
Blue Prism Group*(A)	1,595,542	26,950,977
Renishaw	285,885	24,798,127
		51,749,104
Total United Kingdom		72,872,780
United States — 47.3%
Consumer Discretionary — 3.5%
Aptiv PLC*	116,935	16,825,777
iRobot*	247,601	26,938,989
Luminar Technologies*(A)	967,621	22,013,378
		65,778,144
Health Care — 7.7%
Globus Medical, Cl A*	253,338	18,182,068
Illumina*	67,662	26,580,340
Intuitive Surgical*	42,033	36,358,545
iRhythm Technologies*	181,875	14,160,787
Omnicell*	192,884	27,972,038
Vocera Communications*	587,915	21,264,885
		144,518,663
Industrials — 8.4%
AeroVironment*	263,104	29,038,788
Deere	59,147	21,934,665
John Bean Technologies	125,546	18,251,878
Nordson	123,155	26,036,199
Description	Shares/ Par Value	Fair Value
Raven Industries	426,827	$17,337,713
Rockwell Automation	103,664	27,394,249
Teledyne Technologies*	41,438	18,553,865
		158,547,357
Information Technology — 27.7%
3D Systems*	866,262	18,659,284
Ambarella*	185,331	18,067,919
Autodesk*	69,195	20,198,712
Brooks Automation	375,791	38,078,902
Cadence Design Systems*	170,508	22,467,839
Cognex	362,955	31,257,685
FARO Technologies*	275,928	20,927,759
IPG Photonics*	136,494	29,634,212
Manhattan Associates*	184,209	25,280,843
Microchip Technology	119,579	17,971,528
National Instruments	526,064	21,784,310
Novanta*	190,444	25,083,379
Nuance Communications*	563,375	29,954,649
NVIDIA	44,227	26,553,006
PTC*	178,736	23,403,692
QUALCOMM	151,399	21,014,181
ServiceNow*	56,035	28,374,443
Stratasys*(A)	1,075,400	24,099,714
Teradyne	227,723	28,483,593
Trimble Navigation*	275,804	22,615,928
Zebra Technologies, Cl A*	58,321	28,445,485
		522,357,063
Total United States		891,201,227
Total Common Stock (Cost $1,375,902,319)		1,882,253,918
SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	1,111,218	1,111,218
Total Short-Term Investment (Cost $1,111,218)		1,111,218
REPURCHASE AGREEMENTS — 5.2%
BofA 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $22,683,812 (collateralized by various U.S. Government Agency Obligations, par value $132,546 — $18,207,736, 1.000% — 5.500%, 11/01/2028 — 05/01/2051, with a total market value of $23,137,469)(C)(D)	22,683,793	22,683,793

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2021 (Concluded)

Description	Par Value	Fair Value
Citigroup Global Markets 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $22,683,812 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $2 — $4,406,503, 0.000% — 6.000%, 05/15/2021 — 04/20/2051, with a total market value of $23,137,469)(C)(D)	$22,683,793	$22,683,793
Daiwa Capital Markets 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $22,683,812 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $15 — $5,223,609, 0.000% — 8.000%, 06/30/2021 — 05/01/2051, with a total market value of $23,137,469)(C)(D)	22,683,793	22,683,793
Deutsche Bank 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $33,186 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $146 — $4,662, 0.000% — 4.000%, 06/22/2021 — 04/01/2051, with a total market value of $33,850)(C)(D)	33,186	33,186
Morgan Stanley 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $6,691,487 (collateralized by various U.S. Government Agency Obligations, par value $36,062 — $2,977,903, 2.000% — 4.000%, 04/01/2036 — 05/01/2051, with a total market value of $6,825,311)(C)(D)	6,691,481	6,691,481
Description	Par Value	Fair Value
RBC Dominion Securities 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $22,683,812 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 — $2,066,164, 0.000% — 6.500%, 06/01/2021 — 12/15/2060, with a total market value of $23,137,469)(C)(D)	$22,683,793	$22,683,793
Total Repurchase Agreements (Cost $97,459,839)		97,459,839
Total Investments — 105.0% (Cost $1,474,473,376)		$1,980,824,975

Percentages are based on Net Assets of $1,886,544,749.

*          Non-income producing security.

(A)       This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $147,373,909.

(B)       Rate shown is the 7-day effective yield as of April 30, 2021.

(C)       Tri-Party Repurchase Agreement.

(D)       This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $97,459,839.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,882,253,918	$—	$—	$1,882,253,918
Short-Term Investment	1,111,218	—	—	1,111,218
Repurchase Agreements	—	97,459,839	—	97,459,839
Total Investments in Securities	$1,883,365,136	$97,459,839	$—	$1,980,824,975

For the year ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.5%
Argentina — 1.4%
Consumer Discretionary — 1.4%
MercadoLibre*	343	$538,846
Total Argentina		538,846
Australia — 1.3%
Information Technology — 1.3%
Appen	40,573	490,795
Total Australia		490,795
China — 4.2%
Communication Services — 1.2%
Baidu ADR*	2,210	464,829
Consumer Discretionary — 2.6%
Alibaba Group Holding ADR*	2,377	548,968
JD.com ADR*	5,368	415,268
Total Consumer Discretionary		964,236
Information Technology — 0.4%
Iflytek	16,900	133,106
Total China		1,562,171
France — 2.8%
Information Technology — 2.8%
Dassault Systemes	2,649	615,294
Talend ADR*	6,711	432,256
Total Information Technology		1,047,550
Total France		1,047,550
Germany — 1.3%
Information Technology — 1.3%
Infineon Technologies	11,938	482,363
Total Germany		482,363
Description	Shares	Fair Value
Hong Kong — 2.1%
Communication Services — 1.4%
Tencent Holdings	6,300	$505,340
Information Technology — 0.7%
Kingdee International Software Group	81,000	268,024
Total Hong Kong		773,364
Poland — 0.8%
Communication Services — 0.8%
CD Projekt*	6,156	282,890
Total Poland		282,890
Russia — 1.4%
Communication Services — 1.4%
Yandex, Cl A*	8,007	524,859
Total Russia		524,859
Taiwan — 3.4%
Information Technology — 3.4%
Global Unichip	21,212	305,654
MediaTek	10,957	464,828
Taiwan Semiconductor Manufacturing	23,881	512,963
Total Information Technology		1,283,445
Total Taiwan		1,283,445
United Kingdom — 1.5%
Information Technology — 1.5%
Blue Prism Group*	32,029	541,015
Total United Kingdom		541,015
United States — 79.3%
Communication Services — 5.5%
Alphabet, Cl A*	274	644,859
Electronic Arts	3,112	442,153
Netflix*	985	505,768
Spotify Technology*	1,851	466,674
		2,059,454
Consumer Discretionary — 7.0%
Amazon.com*	192	665,745
Booking Holdings*	175	431,564
Etsy*	2,426	482,265
iRobot*	4,804	522,675
Tesla*	733	520,020
		2,622,269
Health Care — 4.3%
Illumina*	1,450	569,617
Veeva Systems, Cl A*	1,891	534,113
Veracyte*	10,158	505,361
		1,609,091

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2021 (Concluded)

Description	Shares	Fair Value
Industrials — 2.8%
CoStar Group*	545	$465,664
Verisk Analytics, Cl A	3,030	570,246
		1,035,910
Information Technology — 59.7%
Accenture, Cl A	1,325	384,210
Adobe*	937	476,315
Advanced Micro Devices*	6,489	529,632
Alteryx, Cl A*	6,964	569,307
Analog Devices	3,890	595,792
Arista Networks*	2,074	653,663
ASML Holding, Cl G	962	623,472
Aspen Technology*	2,759	360,988
Atlassian, Cl A*	2,535	602,215
Autodesk*	1,901	554,921
C3.ai, Cl A*	3,206	212,430
Cloudera*	20,019	254,041
Cloudflare, Cl A*	7,945	673,259
Cognex	6,060	521,887
Cornerstone OnDemand*	7,912	350,225
Fair Isaac*	1,301	678,353
Fiserv*	3,677	441,681
HubSpot*	1,058	556,984
International Business Machines	4,716	669,106
Intuit	1,262	520,146
JFrog*	6,923	339,435
Lam Research	926	574,537
Microsoft	2,498	629,946
MongoDB, Cl A*	1,227	364,983
New Relic*	8,482	545,393
Nice ADR*	1,966	474,258
Nuance Communications*	13,598	723,005
NVIDIA	1,135	681,432
Palo Alto Networks*	1,302	460,114
Proofpoint*	4,572	786,886
Pure Storage, Cl A*	16,620	336,056
Rapid7*	6,701	544,456
salesforce.com*	2,688	619,100
ServiceNow*	1,046	529,663
Shopify, Cl A*	384	454,084
Description	Shares	Fair Value
Splunk*	4,231	$534,883
Square, Cl A*	2,189	535,912
Teradyne	3,623	453,165
Twilio, Cl A*	1,427	524,851
Varonis Systems, Cl B*	9,507	503,396
Wix.com*	1,646	523,230
Yext*	22,577	314,949
Zendesk*	3,828	559,462
		22,241,823
Total United States		29,568,547
Total Common Stock (Cost $34,471,347)		37,095,845
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	203,657	203,657
Total Short-Term Investment (Cost $203,657)		203,657
Total Investments — 100.0% (Cost $34,675,004)		$37,299,502

Percentages are based on Net Assets of $37,281,225.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

April 30, 2021

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$202,565,062	$1,474,473,376	$34,675,004
Investments at Fair Value*	$218,031,436	$1,883,365,136	$37,299,502
Repurchase Agreements	—	97,459,839	—
Dividends Receivable	76,022	2,045,573	861
Reclaims Receivable	22,192	2,632,025	528
Total Assets	218,129,650	1,985,502,573	37,300,891
Liabilities:
Payable Upon Return on Securities Loaned	—	97,459,839	—
Advisory Fees Payable	116,707	1,491,029	19,661
Payable to Custodian	13	6,956	5
Total Liabilities	116,720	98,957,824	19,666
Net Assets	$218,012,930	$1,886,544,749	$37,281,225
Net Assets Consist of:
Paid-in Capital	$205,194,659	$1,571,698,242	$35,107,002
Total Distributable Earnings	12,818,271	314,846,507	2,174,223
Net Assets	$218,012,930	$1,886,544,749	$37,281,225
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,700,001	29,200,000	900,000
Net Asset Value, Offering and Redemption Price Per Share	$46.39	$64.61	$41.42

* Includes Market Value of Securities on Loan of $147,373,909.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF*
	For the year ended April 30, 2021	For the year ended April 30, 2021	For the period ended April 30, 2021
Investment Income:
Dividends	$321,964	$16,134,802	$39,506
Income from Securities Lending, Net	—	2,546,893	—
Less: Foreign Taxes Withheld	(21,867)	(1,555,335)	(1,542)
Total Investment Income	300,097	17,126,360	37,964
Expenses:
Advisory Fees	755,333	14,303,991	111,044
Other Fees	—	1,741	—
Total Expenses	755,333	14,305,732	111,044
Less:
Waiver of Advisory Fees	(113,300)	—	(10,364)
Net Expenses	642,033	14,305,732	100,680
Net Investment Income (Loss)	(341,936)	2,820,628	(62,716)
Net Realized Gain (Loss) on:
Investments(1)	14,868,274	150,020,066	1,497,969
Foreign Currency Transactions	(8,483)	(454,711)	(1,579)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	14,361,047	542,426,511	2,624,498
Foreign Currency Translations	340	82,102	(4)
Net Realized and Unrealized Gain on Investments	29,221,178	692,073,968	4,120,884
Net Increase in Net Assets Resulting from Operations	$28,879,242	$694,894,596	$4,058,168

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

*   The Fund commenced operations on May 8, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Year Ended April 30, 2021	Period Ended April 30, 2020*	Year Ended April 30, 2021	Year Ended April 30, 2020
Operations:
Net Investment Income (Loss)	$(341,936)	$(14,860)	$2,820,628	$2,700,643
Net Realized Gain (Loss) on Investments(1)	14,868,274	(63,853)	150,020,066	(18,019,148)
Net Realized Gain (Loss) on Foreign Currency Transactions	(8,483)	57	(454,711)	(177,804)
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,361,047	1,105,327	542,426,511	(84,941,455)
Net Change in Unrealized Appreciation on Foreign Currency Translations	340	53	82,102	75,953
Net Increase (Decrease) in Net Assets Resulting from Operations	28,879,242	1,026,724	694,894,596	(100,361,811)
Distributions	—	—	(3,313,593)	(4,728,257)
Capital Share Transactions:
Issued	215,192,537	14,510,967	487,438,713	41,167,786
Redeemed	(39,805,897)	(1,790,643)	(355,925,932)	(376,800,938)
Increase (Decrease) in Net Assets from Capital Share Transactions	175,386,640	12,720,324	131,512,781	(335,633,152)
Total Increase (Decrease) in Net Assets	204,265,882	13,747,048	823,093,784	(440,723,220)
Net Assets:
Beginning of Year	13,747,048	—	1,063,450,965	1,504,174,185
End of Year	$218,012,930	$13,747,048	$1,886,544,749	$1,063,450,965
Share Transactions:
Issued	5,175,000	575,001	8,300,000	1,000,000
Redeemed	(975,000)	(75,000)	(6,400,000)	(9,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,200,000	500,001	1,900,000	(8,900,000)

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

*  The Fund commenced operations June 24, 2019.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

ROBO Global® Artificial Intelligence ETF
Period Ended April 30, 2021*
Operations:
Net Investment Loss	$(62,716)
Net Realized Gain on Investments(1)	1,497,969
Net Realized Loss on Foreign Currency Transactions	(1,579)
Net Change in Unrealized Appreciation on Investments	2,624,498
Net Change in Unrealized Depreciation on Foreign Currency Translations	(4)
Net Increase in Net Assets Resulting from Operations	4,058,168
Capital Share Transactions:
Issued	39,701,547
Redeemed	(6,478,490)
Increase in Net Assets from Capital Share Transactions	33,223,057
Total Increase in Net Assets	37,281,225
Net Assets:
Beginning of Period	—
End of Period	$37,281,225
Share Transactions:
Issued	1,075,000
Redeemed	(175,000)
Net Increase in Shares Outstanding from Share Transactions	900,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

*  The Fund commenced operations May 8, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2021	$27.49	$(0.15)	$19.05	$18.90	$—	$—	$46.39	$46.43	68.75%	$218,013	0.68%	0.80%	(0.36)%	28%
2020†	24.29	(0.07)	3.27	3.20	—	—	27.49	27.54	13.17	13,747	0.68(3)	0.80(3)	(0.32)(3)	20
ROBO Global® Robotics and Automation Index ETF
2021	38.95	0.10	25.68	25.78	(0.12)	(0.12)	64.61	64.69	66.21	1,886,545	0.95	0.95	0.19	29
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	(0.16)	38.95	38.77	(5.91)	1,063,451	0.95	0.95	0.22	25
2019	40.41	0.16	1.10^	1.26	(0.12)	(0.12)	41.55	41.61	3.22	1,504,174	0.95	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	(0.01)	40.41	40.26	22.37	2,232,427	0.95	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	(0.05)	33.03	33.11	31.43	485,554	0.95	0.95	0.45	31
ROBO Global® Artificial Intelligence ETF
2021@	25.02	(0.16)	16.56	16.40	—	—	41.42	41.55	65.55	37,281	0.68(3)	0.75(3)	(0.42)(3)	30

*    Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

†     Commenced operations on June 24, 2019.

@     Commenced operations on May 8, 2020.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
April 30, 2021

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF, the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). Until September 17, 2015, the ROBO Global® Robotics and Automation Index ETF was named ROBO-STOX™ Global Robotics and Automation Index ETF. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019. The ROBO Global® Artificial Intelligence ETF commenced operations May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired. will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year/period ended April 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

For the year/period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global Artificial Intelligence ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

redeem at NAV would also pay a standard redemption transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$1,159,750	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$3,230,500	$1,000
ROBO Global® Artificial Intelligence ETF	25,000	$550	$1,035,500	$550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreements between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

3. SERVICE PROVIDERS (Continued)

the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through August 31, 2021, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through August 31, 2021. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Funds’ index provider, pursuant to which the Adviser pays a fee to use each Index. The Adviser is sub-licensing rights to each Index to each Fund at no charge.

A Trustee and certain officer of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as the officers and/or Trustee.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”) is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective October 1, 2018, under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000. Prior to October 1, 2018, the Adviser paid the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

3. SERVICE PROVIDERS (Continued)

shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the year/period ended April 30, 2021, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. For their services to the Funds, the Administrator, Custodian, and Transfer Agent are each entitled to a fee. The Adviser pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation Index ETF	$27,037,667	$27,847,653
ROBO Global® Robotics and Automation ETF	448,066,869	427,558,714
ROBO Global® Artificial Intelligence ETF*	4,829,163	5,040,506

* The Fund commenced operation May 8, 2020.

For the year/period ended April 30, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF	$212,308,690	$36,723,854	$17,132,402
ROBO Global® Robotics and Automation Index ETF	449,076,771	339,420,881	157,154,143
ROBO Global® Artificial Intelligence ETF*	38,173,720	4,989,000	1,905,155

* The Fund commenced operation May 8, 2020.

For the year/period ended April 30, 2020, the ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Robotics and Automation Index ETF had $267,105 and $32,279,467 of net realized gains as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

5. TAX INFORMATION (Continued)

Accordingly, the following permanent differences primarily attributable to nondeductible expenses, net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2021:

	Distributable Earnings	Paid-in Capital
ROBO Global® Healthcare Technology and Innovation ETF	$(16,822,956)	$16,822,956
ROBO Global® Robotics and Automation Index ETF	(155,298,000)	155,298,000
ROBO Global® Artificial Intelligence ETF	(1,883,945)	1,883,945

During the year ended April 30, 2021, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF realized $16,945,414, $155,299,741 and $1,897,601, respectively, net of wash sales, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds’ rather than cash. Because such gains are not taxable to the Funds’, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2021 and April 30, 2020 were as follows:

Ordinary Income
ROBO Global® Healthcare Technology and Innovation ETF
2021	$—
2020	—
ROBO Global® Robotics and Automation Index ETF
2021	$3,313,593
2020	4,728,257
ROBO Global® Artificial Intelligence ETF
2021	$—

As of April 30, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$—	$3,434,914	$—
Undistributed Long-Term Capital Gain	238,157	—	—
Post-October Losses	—	—	(802)
Capital Loss Carryforwards	—	(168,212,607)	(221)
Deferred Late-Year Losses	(189,692)	—	(50,639)
Unrealized Appreciation	12,769,805	479,624,205	2,225,885
Other Temporary Differences	1	(5)	—
Total Distributable Earnings	$12,818,271	$314,846,507	$2,174,223

The Funds may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31.

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

5. TAX INFORMATION (Continued)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Robotics and Automation Index ETF	56,281,994	111,930,613	168,212,607
ROBO Global® Artificial Intelligence ETF	$221	$—	$221

For the taxable year ended April 30, 2021, ROBO Global® Robotics and Automation Index ETF utilized capital loss carryforwards of $2,393,046.

For Federal income tax purposes, the cost of securities owned at April 30, 2021, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ROBO Global® Healthcare Technology and Innovation ETF	$205,262,023	$25,002,521	$(12,232,716)	$12,769,805
ROBO Global® Robotics and Automation Index ETF	1,501,305,758	543,017,062	(63,392,857)	479,624,205
ROBO Global® Artificial Intelligence ETF	35,073,614	3,646,020	(1,420,135)	2,225,885

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements by Bank of America, Citigroup Global Markets, Daiwa Capital Markets, Deutsche Bank, Morgan Stanley, and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

6. SECURITIES LENDING (Continued)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2021:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$147,373,909	$97,458,930	$49,914,979	$—

(1) Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2021 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2021, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2021

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$97,458,930	$—	$—	$—	$97,458,930
U.S. Government Securities	—	124,863	1,341,081	58,664,961	$60,130,905
Total	$97,458,930	$124,863	$1,341,081	$58,664,961	$157,589,835

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Industry Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact a Fund’s performance. There also may be limitations on the rights and remedies available to investors in emerging market companies compared to those associated with U.S. companies. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Index Tracking Risk: Tracking error refers to the risk that the Adviser or Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between a Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of its Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Index. Tracking error may cause a Fund’s performance to be less than expected.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to

ROBO Global®

Notes to the Financial Statements
April 30, 2021 (Concluded)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

Robotics and Automation Companies Risk: (ROBO Global® Robotics and Automation Index ETF) The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

9. OTHER

At April 30, 2021, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF, and ROBO Global® Artificial Intelligence ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”), as of April 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ROBO Global® Healthcare Technology and Innovation ETF	For the year ended April 30, 2021	For the year ended April 30, 2021 and for the period from June 24, 2019 (commencement of operations) through April 30, 2020
ROBO Global® Robotics and Automation Index ETF	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021, 2020, 2019, 2018, and 2017
ROBO Global® Artificial Intelligence ETF	For the period from May 8, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

June 28, 2021

ROBO Global®

Trustees and Officers of the Trust

(Unaudited)

Set forth below The address of each Trustee of the Fund is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustee. The SAI may be obtained without charge by calling 855-456-ROBO.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	18	Trustee, ETF Series Solutions (2012 to 2014)
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice (2000 – 2014).	32	Independent Trustee Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020); Independent Trustee, Source ETF Trust (2014 to 2015).

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	32	None.
Stuart Strauss(3) (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 – 2020).	18	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	18	Independent Trustee, AQR Funds (35 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019); Independent Trustee, Source ETF Trust, (2014 to 2015).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)   Mr. Strauss was appointed as an Independent Trustee effective January 1, 2021.

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 220, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012 to 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

James J. Baker Jr. (1951)	Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services, 2021 to present; Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments, 2013 – 2021.
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Compliance Director, Cipperman Compliance Services, LLC (since 2018); Chief Operating Officer, Palladiem, LLC (2011 to 2018).

(1) Each officer serves at the pleasure of the Board.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$1,321.30	0.68%	$3.91
Hypothetical 5% Return	$1,000.00	$1,021.42	0.68%	$3.41
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,344.20	0.95%	$5.52
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,280.40	0.68%	$3.84
Hypothetical 5% Return	$1,000.00	$1,021.42	0.68%	$3.41

* The Fund Commenced operations on June 24, 2019.

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

ROBO Global®

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2021, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
ROBO Global® Healthcare Technology and Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF*	0.00%	100.00%	100.00%	28.52%	100.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Artificial Intelligence ETF	0.00%	0.00%	100.00%	0.00%	00.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

*  The ROBO Global® Robotics and Automation Index ETF intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2021, the total amount of foreign source income is $5,476,170. The total amount of foreign tax paid is $1,235,722. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-AR-001-0800

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$44,500	N/A	N/A	$31,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,500	N/A	N/A	$6,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2021 and 2020 were $10,500 and $6,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2021

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 8, 2021